Location in Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts not Designated as Hedging Instruments (Detail) - USD ($)
$ in Millions
	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	$ 8.2
Amount of unrealized gains/(losses) recognized in income	6.6	$ (0.1)	$ 0.9
Derivative contracts, current assets	7.6		$ 0.8
Derivative contracts, current liabilities	(0.9)
Derivative assets and liabilities, net				$ 0.0	$ 0.0
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of unrealized gains/(losses) recognized in income	8.2
Derivative assets and liabilities, net	6.7
Not designated as hedging instrument | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	1.8
Amount of unrealized gains/(losses) recognized in income	6.8
Derivative contracts, current assets	7.6
Not designated as hedging instrument | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	(0.2)
Amount of unrealized gains/(losses) recognized in income	(0.2)
Derivative contracts, current liabilities	$ (0.9)